SCHEDULE OF INVESTMENTS (000)*

June 30, 2021 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK

Australia — 6.3%

Austal Ltd.	108,330	$166

Australian Pharmaceutical Industries Ltd.	457,698	383

Harvey Norman Holdings Ltd.	175,390	721

JB Hi-Fi Ltd.	22,211	842

Metcash Ltd.	261,854	784

Mineral Resources Ltd.	35,739	1,440

		4,336

Austria — 0.4%

Oesterreichische Post AG	5,812	309

Brazil — 1.5%

Cia de Saneamento de Minas Gerais[1]	153,200	476

SLC Agricola S.A.	52,900	542

		1,018

Canada — 7.3%

AGF Management Ltd., Class B	135,558	868

Canaccord Genuity Group Inc.	28,000	307

Canfor Corp.[1]	59,800	1,368

Celestica Inc.[1]	24,400	191

Interfor Corp.[1]	55,400	1,388

Labrador Iron Ore Royalty Corp.	23,700	898

		5,020

Chile — 0.7%

CAP S.A.	26,634	457

China — 4.9%

China BlueChemical Ltd.	780,000	228

China Overseas Grand Oceans Group Ltd.	618,000	360

FinVolution Group ADR	135,900	1,294

Huaxin Cement Co. Ltd., Class B	398,080	744

IGG Inc.	136,000	180

Lonking Holdings Ltd.	1,051,000	340

Skyworth Group Ltd.	760,000	213

		3,359

Denmark — 1.4%

D/S Norden A/S	12,909	411

Per Aarsleff Holding A/S	4,662	210

Scandinavian Tobacco Group A/S	15,540	317

		938

France — 1.4%

Derichebourg S.A.	40,603	410

Fnac Darty S.A.[1]	5,535	356

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2021 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

France — (continued)

Television Francaise	22,540	$228

		994

Germany — 2.3%

Hornbach Holding AG & Co. KGaA	2,026	231

Rheinmetall AG	6,095	602

TAG Immobilien AG	6,697	213

Wuestenrot & Wuerttembergische AG	22,764	521

		1,567

Hong Kong — 4.5%

Kerry Properties Ltd.	201,665	665

Pacific Basin Shipping Ltd.[1]	468,000	189

SITC International Holdings Co. Ltd.	349,000	1,458

Texhong Textile Group Ltd.	200,500	324

VTech Holdings Ltd.	44,600	470

		3,106

India — 3.2%

CESC Ltd.	10,150	105

Jindal Steel & Power Ltd.[1]	165,250	883

Oil India Ltd.	51,373	109

Power Finance Corp. Ltd.	624,795	1,083

		2,180

Indonesia — 1.2%

Erajaya Swasembada Tbk PT	9,017,500	429

Indo Tambangraya Megah Tbk PT	379,600	372

		801

Italy — 1.7%

Azimut Holding SpA	13,537	329

Esprinet SpA	4,426	78

Unipol Gruppo SpA	142,882	778

		1,185

Japan — 13.5%

Akatsuki Inc.	7,600	243

Arcs Co. Ltd.	10,200	222

BML Inc.	5,400	184

Credit Saison Co. Ltd.	61,500	750

Daiwabo Holdings Co. Ltd.	33,000	566

EDION Corp.	42,600	416

GungHo Online Entertainment Inc.	16,900	336

H.U. Group Holdings Inc.	26,700	689

Haseko Corp.	61,500	843

Japan Petroleum Exploration Co. Ltd.	14,100	253

Kandenko Co. Ltd.	24,600	192

Kawasaki Kisen Kaisha Ltd.[1]	10,500	378

Kintetsu World Express Inc.	15,000	316

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2021 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Japan — (continued)

Komeri Co. Ltd.	10,900	$257

K’s Holdings Corp.	58,400	671

Kumagai Gumi Co. Ltd.	11,800	297

Maeda Corp.	9,000	78

Mixi Inc.	13,300	351

Nippon Television Holdings Inc.	40,600	470

Nishimatsuya Chain Co. Ltd.	55,000	746

Sawai Group Holdings Co Ltd.	7,200	321

Seino Holdings Co. Ltd.	21,000	269

Shimamura Co Ltd.	4,300	413

		9,261

Malaysia — 0.6%

Kossan Rubber Industries	537,700	417

Netherlands — 5.7%

ASR Nederland NV	27,446	1,061

BE Semiconductor Industries NV	14,138	1,199

Eurocommercial Properties NV2	16,044	399

Flow Traders	11,193	481

PostNL NV	150,060	814

		3,954

Norway — 2.0%

BW LPG Ltd.	49,934	323

Europris ASA	36,145	226

FLEX LNG Ltd.	15,580	225

Golden Ocean Group Ltd.	55,944	618

		1,392

Singapore — 1.3%

Hutchison Port Holdings Trust, Class U	796,500	179

Riverstone Holdings Ltd.	68,600	63

Yanlord Land Group Ltd.	744,300	675

		917

South Korea — 8.9%

AfreecaTV Co Ltd.	1,665	176

BNK Financial Group Inc.	35,947	247

Daesang Corp.	12,834	316

DGB Financial Group Inc.	59,350	490

DL E&C Co. Ltd.[1]	2,113	266

GS Home Shopping Inc.[3]	1,320	191

Hyosung TNC Corp.	1,792	1,432

Hyundai Home Shopping Network Corp.	2,379	191

JB Financial Group Co. Ltd.	35,924	240

Korea Petrochemical Ind. Co. Ltd.	2,174	459

Korea Real Estate Investment & Trust Co. Ltd.	5,006	11

LG International Corp.	15,557	431

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2021 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

South Korea — (continued)

LOTTE Himart Co. Ltd.	6,784	$216

Meritz Fire & Marine Insurance Co. Ltd.	33,341	604

Posco International Corp.	39,850	825

		6,095

Sweden — 4.4%

Avanza Bank Holding AB	5,856	183

Axfood AB	24,599	680

Dios Fastigheter AB	15,434	160

Kindred Group PLC	81,024	1,270

Nobina AB	26,769	243

SSAB AB, Class B	119,310	522

		3,058

Switzerland — 0.6%

ALSO Holding AG1	1,511	435

Taiwan — 9.5%

Arcadyan Technology Corp.	188,000	719

ChipMOS Technologies Inc.	446,000	762

Everlight Electronics Co. Ltd.	221,000	418

General Interface Solution Holding Ltd.	78,000	346

Gigabyte Technology Co. Ltd.	289,000	1,115

Radiant Opto-Electronics Corp.	222,000	968

Simplo Technology Co. Ltd.	21,000	270

Supreme Electronics Co. Ltd.	203,000	293

WT Microelectronics Co. Ltd.	101,000	195

Yang Ming Marine Transport Corp.[1]	220,000	1,441

		6,527

Thailand — 2.9%

AP Thailand PCL	1,244,600	324

Origin Property PCL, Class F	1,018,700	283

Sansiri PCL	4,999,200	208

Sri Trang Agro-Industry PCL	653,000	825

Supalai PCL	546,500	351

		1,991

United Kingdom — 7.3%

Central Asia Metals PLC	48,555	160

Dixons Carphone PLC	99,124	178

Evraz PLC	131,756	1,079

Go-Ahead Group PLC	26,102	404

Investec PLC	120,348	480

Keller Group PLC	26,995	300

Morgan Sindall Group PLC	15,779	470

Redde Northgate PLC	104,576	577

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2021 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

United Kingdom — (continued)

Royal Mail PLC	171,673	$1,371

		5,019

Total Common Stock

(Cost $53,530) — 93.5%		64,336

PREFERENCE STOCK

Brazil — 0.4%

Cia Paranaense de Energia	235,000	279

Germany — 0.5%

Draegerwerk AG & Co. KGaA	3,833	362

Total Preference Stock

(Cost $591) — 0.9%		641

Total Investments — 94.4%

(Cost $54,121)		64,977

Other Assets in Excess of Liabilities — 5.6%		3,867

Net Assets — 100.0%		$68,844

*	Except for share data.
1	Non-income producing security.
2	Real Estate Investment Trust.
3	Securities considered illiquid. The total market value of such securities as of June 30, 2021 was $191 and represented 0.3% of net assets.
ADR	American Depositary Receipt

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$4,336	$—	$—	$4,336
Austria	309	—	—	309
Brazil	1,018	—	—	1,018
Canada	5,020	—	—	5,020
Chile	457	—	—	457
China	3,359	—	—	3,359
Denmark	938	—	—	938
France	994	—	—	994
Germany	1,567	—	—	1,567
Hong Kong	3,106	—	—	3,106
India	2,180	—	—	2,180
Indonesia	801	—	—	801
Italy	1,185	—	—	1,185
Japan	9,261	—	—	9,261
Malaysia	417	—	—	417
Netherlands	3,954	—	—	3,954
Norway	1,392	—	—	1,392

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2021 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Singapore	$917	$—	$—	$917
South Korea	5,904	191	—	6,095
Sweden	3,058	—	—	3,058
Switzerland	435	—	—	435
Taiwan	6,527	—	—	6,527
Thailand	—	1,991	—	1,991
United Kingdom	5,019	—	—	5,019

Total Common Stock	62,154	2,182	—	64,336

Preference Stock
Brazil	279	—	—	279
Germany	362	—	—	362

Total Preference Stock	641	—	—	641

Total Investments in Securities	$62,795	$2,182	$—	$64,977

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-006-1400